Right-of-use assets and leases payable - Summary of Information About Right of Use Assets (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		R$ 1,671,324
Amortization		367,129		R$ 312,060		R$ 305,900
Balance at end of period		R$ 1,928,694		R$ 1,671,324
Vehicles [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average useful life		6 years		8 years		8 years
Equipment [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average useful life		12 years		11 years		11 years
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		R$ 1,671,324		R$ 1,711,526		R$ 1,791,377
Additions and remeasurement		400,758		347,220	[1]	277,650	[2]
Write-offs		(111,318)		(97,710)		(77,727)
Transfers		4,777	[3]	22,348	[4]	(4,491)	[5]
Translation adjustment		(1,649)
Amortization		(367,129)		(312,060)		(305,900)
Opening balance – Acquisition of subsidiaries		331,931	[6]			30,617	[7]
Balance at end of period		1,928,694		1,671,324		1,711,526
Right-of-use assets [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		2,749,439		2,650,342		2,571,718
Additions and remeasurement		400,758		347,220	[1]	277,650	[2]
Write-offs		(405,231)		(274,873)		(239,305)
Transfers		13,102	[3]	26,750	[4]	0	[5]
Translation adjustment		(3,448)
Amortization		0		0		0
Opening balance – Acquisition of subsidiaries		489,812	[6]			40,279	[7]
Balance at end of period		3,244,432		2,749,439		2,650,342
Right-of-use assets [member] | Accumulated amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		(1,078,115)		(938,816)		(780,341)
Additions and remeasurement		0		0	[1]	0	[2]
Write-offs		293,913		177,163		161,578
Transfers		(8,325)	[3]	(4,402)	[4]	(4,491)	[5]
Translation adjustment		1,799
Amortization		(367,129)		(312,060)		(305,900)
Opening balance – Acquisition of subsidiaries		(157,881)	[6]			(9,662)	[7]
Balance at end of period		R$ (1,315,738)		R$ (1,078,115)		R$ (938,816)
Right-of-use assets [member] | Real Estate Property [Member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average useful life		8 years		9 years		10 years
Balance at beginning of period		R$ 1,987,115		R$ 1,998,866		R$ 2,019,898
Additions and remeasurement		180,352		196,194	[1]	140,245	[2]
Write-offs		(261,618)		(207,945)		(165,551)
Transfers		(621,148)	[3]	0	[4]	0	[5]
Translation adjustment		(270)
Amortization		0		0		0
Opening balance – Acquisition of subsidiaries		223,077	[6]			4,274	[7]
Balance at end of period		1,507,508		1,987,115		1,998,866
Right-of-use assets [member] | Real Estate Property [Member] | Accumulated amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		(823,733)		(753,198)		(634,688)
Additions and remeasurement		0		0	[1]	0	[2]
Write-offs		188,340		131,716		95,896
Transfers		120,476	[3]	(4,402)	[4]	(4,491)	[5]
Translation adjustment		83
Amortization		(169,104)		(197,849)		(209,522)
Opening balance – Acquisition of subsidiaries		(42,249)	[6]			(393)	[7]
Balance at end of period		R$ (726,187)		R$ (823,733)		R$ (753,198)
Right-of-use assets [member] | Port Areas [Member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average useful life		28 years		32 years		29 years
Balance at beginning of period		R$ 343,739		R$ 314,964		R$ 311,174
Additions and remeasurement		36,014		2,025	[1]	3,790	[2]
Write-offs		(491)		0		0
Transfers		632,509	[3]	26,750	[4]	0	[5]
Translation adjustment		0
Amortization		0		0		0
Opening balance – Acquisition of subsidiaries		113,132	[6]			0	[7]
Balance at end of period		1,124,903		343,739		314,964
Right-of-use assets [member] | Port Areas [Member] | Accumulated amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		(52,692)		(44,620)		(36,773)
Additions and remeasurement		0		0	[1]	0	[2]
Write-offs		480		0		0
Transfers		(130,882)	[3]	0	[4]	0	[5]
Translation adjustment		0
Amortization		(45,807)		(8,072)		(7,847)
Opening balance – Acquisition of subsidiaries		(38,755)	[6]			0	[7]
Balance at end of period		R$ (267,656)		R$ (52,692)		R$ (44,620)
Right-of-use assets [member] | Vehicles [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average useful life		4 years		3 years		4 years
Balance at beginning of period		R$ 357,094		R$ 270,388		R$ 186,455
Additions and remeasurement		151,955		143,043	[1]	120,705	[2]
Write-offs		(88,722)		(56,337)		(71,781)
Transfers		(3,646)	[3]	0	[4]	0	[5]
Translation adjustment		(53)
Amortization		0		0		0
Opening balance – Acquisition of subsidiaries		2,855	[6]			35,009	[7]
Balance at end of period		419,483		357,094		270,388
Right-of-use assets [member] | Vehicles [member] | Accumulated amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		(169,836)		(109,967)		(83,902)
Additions and remeasurement		0		0	[1]	0	[2]
Write-offs		70,925		35,669		63,708
Transfers		6,300	[3]	0	[4]	0	[5]
Translation adjustment		9
Amortization		(115,029)		(95,538)		(80,661)
Opening balance – Acquisition of subsidiaries		(927)	[6]			(9,112)	[7]
Balance at end of period		R$ (208,558)		R$ (169,836)		R$ (109,967)
Right-of-use assets [member] | Equipment [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average useful life		2 years		3 years		5 years
Balance at beginning of period		R$ 33,645		R$ 38,278		R$ 26,345
Additions and remeasurement		28,523		5,958	[1]	12,910	[2]
Write-offs		(2,180)		(10,591)		(1,973)
Transfers		(23,960)	[3]	0	[4]	0	[5]
Translation adjustment		0
Amortization		0		0		0
Opening balance – Acquisition of subsidiaries		21,448	[6]			996	[7]
Balance at end of period		57,476		33,645		38,278
Right-of-use assets [member] | Equipment [member] | Accumulated amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		(6,007)		(5,184)		(2,850)
Additions and remeasurement		0		0	[1]	0	[2]
Write-offs		1,667		9,778		1,974
Transfers		2,275	[3]	0	[4]	0	[5]
Translation adjustment		0
Amortization		(15,864)		(10,601)		(4,151)
Opening balance – Acquisition of subsidiaries		(15,346)	[6]			(157)	[7]
Balance at end of period		R$ (33,275)		(6,007)		R$ (5,184)
Right-of-use assets [member] | Vessels [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average useful life		8 years
Balance at beginning of period		R$ 0
Additions and remeasurement		0
Write-offs		(52,220)
Transfers	[3]	7,848
Translation adjustment		(3,125)
Amortization		0
Opening balance – Acquisition of subsidiaries		129,300
Balance at end of period		81,803		0
Right-of-use assets [member] | Vessels [member] | Accumulated amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		0
Additions and remeasurement		0
Write-offs		32,501
Transfers	[3]	(5,612)
Translation adjustment		1,707
Amortization		(17,543)
Opening balance – Acquisition of subsidiaries		(60,604)
Balance at end of period		R$ (49,551)		R$ 0
Right-of-use assets [member] | Other assets [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average useful life		10 years		20 years		20 years
Balance at beginning of period		R$ 27,846		R$ 27,846		R$ 27,846
Additions and remeasurement		3,914		0	[1]	0	[2]
Write-offs		0		0		0
Transfers		21,499	[3]	0	[4]	0	[5]
Translation adjustment		0
Amortization		0		0		0
Opening balance – Acquisition of subsidiaries		0	[6]			0	[7]
Balance at end of period		53,259		27,846		27,846
Right-of-use assets [member] | Other assets [member] | Accumulated amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		(25,847)		(25,847)		(22,128)
Additions and remeasurement		0		0	[1]	0	[2]
Write-offs		0		0		0
Transfers		(882)	[3]	0	[4]	0	[5]
Translation adjustment		0
Amortization		(3,782)		0		(3,719)
Opening balance – Acquisition of subsidiaries		0	[6]			0	[7]
Balance at end of period		R$ (30,511)		R$ (25,847)		R$ (25,847)

[1]	Considers R$ 342,332 referring to additions and remeasurements between right-of-use assets and leases payable.
[2]	Considers R$ 257,201 referring to additions and remeasurements between right-of-use assets and leases payable.
[3]	Refers to a transfer received from property, plant and equipment - construction in progress, in the amount of R$ 4,777.
[4]	Refers to the amortization of the right of use, which is being capitalized as Construction in progress until the beginning of its operation. Additionally, the cost includes the advance balance of the grant of Maceió carried out in Ipiranga.
[5]	Refers to the amortization of the right of use, which is being capitalized as Construction in progress until the beginning of its operation.
[6]	The total amounts of acquisitions made by the Company are substantially related to Hidrovias do Brasil (see Note 27.b).
[7]	For further information, see Note 27.